UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5149
                                   811-10631

Name of Fund:  Merrill Lynch Funds for Institutions Series
                       Merrill Lynch Premier Institutional Fund
                       Merrill Lynch Institutional Fund
                       Merrill Lynch Institutional Tax-Exempt Fund
                       Merrill Lynch Government Fund
                       Merrill Lynch Treasury Fund
               Master Institutional Money Market Trust
                       Master Premier Institutional Fund
                       Master Institutional Fund
                       Master Institutional Tax-Exempt Fund

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive Officer Merrill Lynch Funds for Institutions Series and Master Institutional Money Market Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 04/30/06

Date of reporting period: 05/01/05 - 07/31/05

Item 1 - Schedule of Investments

--------------------------------------------------------------------------------
MERRILL LYNCH PREMIER INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
  FACE AMOUNT                MONEY MARKET FUNDS                       VALUE
--------------------------------------------------------------------------------
$ 19,878,142,980     Master Premier Institutional Fund.........$ 19,878,142,980
--------------------------------------------------------------------------------
                     TOTAL MONEY MARKET FUNDS..................  19,878,142,980
--------------------------------------------------------------------------------
                     TOTAL INVESTMENTS -- 100.2%...............  19,878,142,980
--------------------------------------------------------------------------------
                     LIABILITIES IN EXCESS OF
                       OTHER ASSETS -- (0.2%)..................     (48,431,743)
--------------------------------------------------------------------------------
                     NET ASSETS -- 100.0%......................$ 19,829,711,237
================================================================================

--------------------------------------------------------------------------------
MERRILL LYNCH INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
  FACE AMOUNT                MONEY MARKET FUNDS                       VALUE
--------------------------------------------------------------------------------
$  9,090,700,892     Master Institutional Fund.................$  9,090,700,892
--------------------------------------------------------------------------------
                     TOTAL MONEY MARKET FUNDS..................   9,090,700,892
--------------------------------------------------------------------------------
                     TOTAL INVESTMENTS -- 100.3%...............   9,090,700,892
--------------------------------------------------------------------------------
                     LIABILITIES IN EXCESS OF
                       OTHER ASSETS -- (0.3%)..................     (22,674,068)
--------------------------------------------------------------------------------
                     NET ASSETS -- 100.0%......................$  9,068,026,824
================================================================================

---------------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH GOVERNMENT FUND
SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------------
                                                                           INTEREST       MATURITY
                       FACE AMOUNT                                          RATE*           DATE                 VALUE
---------------------------------------------------------------------------------------------------------------------------
U.S.                 $ 14,275,000      Fannie Mae.......................... 2.00%         10/21/05         $    14,221,469
Government             15,000,000      Fannie Mae.......................... 2.30          11/14/05              14,939,063
Agency                 25,000,000      Fannie Mae.......................... 4.00          08/08/06              24,953,125
Issues -- 16.5%        15,000,000      Fannie Mae.......................... 3.00          09/20/06              14,807,813
                       10,000,000      Federal Home Loan Banks............. 2.00          10/20/05               9,962,500
                       30,000,000      Federal Home Loan Banks............. 2.25          12/15/05              29,840,625
                        7,975,000      Federal Home Loan Banks............. 3.25          07/21/06               7,910,203
                       17,000,000      Federal Home Loan Banks............. 3.10          11/08/06              16,776,875
                       15,000,000      Federal Home Loan Banks............. 3.25          11/29/06              14,821,875
                       10,000,000      Federal Home Loan Banks............. 3.45          01/10/07               9,896,875
                       10,000,000      Federal Home Loan Banks............. 4.00          06/13/07               9,943,750
                       15,000,000      Freddie Mac......................... 2.29          10/28/05              14,949,270
                       10,000,000      Freddie Mac......................... 2.13          11/15/05               9,956,250
                       15,000,000      Freddie Mac......................... 2.14          02/24/06              14,848,485
                       25,000,000      Freddie Mac......................... 3.00          11/09/06              24,566,800
                       25,992,000      Freddie Mac D/N..................... 2.94          09/06/05              25,915,713
                       25,000,000      Freddie Mac D/N..................... 3.00          10/11/05              24,832,500
                       50,000,000      Freddie Mac D/N..................... 2.92          10/24/05              49,605,005
                       20,000,000      Freddie Mac D/N..................... 2.97          11/15/05              19,794,000
                       25,000,000      Freddie Mac D/N..................... 3.01          11/15/05              24,742,500
                       25,000,000      Freddie Mac D/N..................... 3.30          11/15/05              24,742,500
                       25,000,000      Freddie Mac D/N..................... 2.91          12/13/05              24,665,000
                       50,000,000      Freddie Mac D/N..................... 3.20          12/28/05              49,254,995
---------------------------------------------------------------------------------------------------------------------------
                                       TOTAL U.S. GOVERNMENT AGENCY ISSUES
                                       (COST $478,033,957).................                                    475,947,191
---------------------------------------------------------------------------------------------------------------------------
U.S.                   75,000,000      Fannie Mae.......................... 3.37          08/29/05              74,997,251
Government             75,000,000      Fannie Mae.......................... 3.16          02/17/06              74,989,883
Agency Issues --       50,000,000      Federal Home Loan Banks............. 3.17          08/26/05              49,998,453
Variable               50,000,000      Federal Home Loan Banks............. 3.36          03/28/06              49,986,155
Rate -- 49.9%          75,000,000      Federal Home Loan Banks............. 3.12          05/10/06              74,968,140
                       50,000,000      Federal Home Loan Banks............. 3.15          05/19/06              49,974,151
                       50,000,000      Federal Home Loan Banks............. 3.32          08/21/06              49,968,593
                       75,000,000      Federal Farm Credit Banks........... 3.23          10/03/05              74,994,816
                      100,000,000      Federal Farm Credit Banks........... 3.28          10/27/05              99,990,442
                       25,000,000      Federal Farm Credit Banks........... 3.26          12/01/05              24,999,156
                       25,000,000      Federal Farm Credit Banks........... 3.26          12/05/05              24,998,557
                       50,000,000      Federal Farm Credit Banks........... 3.27          12/05/05              49,998,243
                      150,000,000      Federal Farm Credit Banks........... 3.26          01/04/06             149,991,982
                       28,000,000      Federal Farm Credit Banks........... 3.24          01/05/06              27,996,416
                      150,000,000      Federal Farm Credit Banks........... 3.27          01/27/06             149,985,279
                      100,000,000      Federal Farm Credit Banks........... 3.30          02/13/06              99,994,637
                       75,000,000      Federal Farm Credit Banks........... 3.27          09/01/06              74,991,212
                       50,000,000      Federal Farm Credit Banks........... 3.25          06/01/07              49,973,008
                      150,000,000      Freddie Mac......................... 3.34          09/09/05             150,002,835
                       33,962,000      Freddie Mac......................... 3.18          11/07/05              33,963,121
---------------------------------------------------------------------------------------------------------------------------
                                       TOTAL U.S. GOVERNMENT AGENCY
                                       ISSUES -- VARIABLE RATE
                                       (COST $1,436,759,801)...............                                  1,436,762,330
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH GOVERNMENT FUND
SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------------
                                                                           INTEREST       MATURITY
                       FACE AMOUNT                                          RATE*           DATE                 VALUE
---------------------------------------------------------------------------------------------------------------------------
Repurchase           $180,000,000      Barclays Capital Inc.,
Agreements**                             purchased on 07/29/05............. 3.28%         08/01/05         $   180,000,000
-- 33.4%              200,000,000      Credit Suisse LLC,
                                         purchased on 07/29/05............. 3.30          08/01/05             200,000,000
                      200,000,000      Deutsche Bank Securities Inc.,
                                         purchased on 07/29/05............. 3.30          08/01/05             200,000,000
                      180,000,000      Morgan Stanley & Co., Inc.,
                                         purchased on 07/29/05............. 3.30          08/01/05             180,000,000
                      200,062,000      UBS Securities LLC,
                                         purchased on 07/29/05............. 3.30          08/01/05             200,062,000
---------------------------------------------------------------------------------------------------------------------------
                                       TOTAL REPURCHASE AGREEMENTS
                                       (COST $960,062,000).................                                    960,062,000
---------------------------------------------------------------------------------------------------------------------------
                                       TOTAL INVESTMENTS -- 99.8%
                                       (COST $2,874,855,758)...............                                  2,872,771,521
---------------------------------------------------------------------------------------------------------------------------
                                       OTHER ASSETS LESS LIABILITIES -- 0.2%                                     5,089,798
---------------------------------------------------------------------------------------------------------------------------
                                       NET ASSETS -- EQUIVALENT TO $1.00 PER
                                       SHARE ON 2,879,945,557 SHARES OF
                                       BENEFICIAL INTEREST OUTSTANDING -- 100.0%                           $ 2,877,861,319
===========================================================================================================================

Note--Costs for federal income tax purposes are the same as those shown above. At July 31, 2005, net unrealized depreciation amounted to $2,084,238 and is comprised of 2,529 in appreciation and 2,086,767 in depreciation.

* Repurchase Agreements bear interest payable at fixed dates or upon maturity. Some U.S. Government and Agency Issues are purchased on a discount basis; the interest rate shown is the discount paid at the time of purchase by the Fund. Other U.S. Government and Agency Issues bear interest at the rates shown, payable at fixed dates or upon maturity; the rates shown are the rates in effect at July 31, 2005. For variable rate instruments, the next date on which the interest rate is to be adjusted is deemed the maturity date for valuation.

** Repurchase Agreements are fully collateralized by U.S. Government and Agency Obligations.

    D/N-Discount Notes

---------------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH TREASURY FUND
SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------------
                                                                           INTEREST       MATURITY
                       FACE AMOUNT                                          RATE*           DATE                 VALUE
---------------------------------------------------------------------------------------------------------------------------
U.S. Government      $ 12,800,000      U.S. Treasury Bills................. 3.05%         08/04/05         $    12,796,747
Issues -- 99.6%        50,000,000      U.S. Treasury Bills................. 3.06          08/04/05              49,987,271
                      100,000,000      U.S. Treasury Bills................. 2.96          08/11/05              99,917,833
                       50,000,000      U.S. Treasury Bills................. 2.97          08/11/05              49,958,805
                        3,000,000      U.S. Treasury Bills................. 2.78          08/18/05               2,996,062
                        9,659,000      U.S. Treasury Bills................. 2.80          08/18/05               9,646,229
                       50,857,000      U.S. Treasury Bills................. 2.82          08/18/05              50,789,370
                          693,000      U.S. Treasury Bills................. 2.84          08/18/05                 692,072
                        2,656,000      U.S. Treasury Bills................. 2.85          08/18/05               2,652,432
                       50,000,000      U.S. Treasury Bills................. 3.04          08/18/05              49,928,128
                       75,000,000      U.S. Treasury Bills................. 3.05          08/18/05              74,892,009
                       13,008,000      U.S. Treasury Bills................. 3.06          08/18/05              12,989,222
                          571,000      U.S. Treasury Bills................. 3.07          08/18/05                 570,172
                        5,377,000      U.S. Treasury Bills................. 3.15          08/18/05               5,369,014
                        5,277,000      U.S. Treasury Bills................. 2.86          08/25/05               5,266,938
                      100,000,000      U.S. Treasury Bills................. 2.88          08/25/05              99,808,050
                        2,216,000      U.S. Treasury Bills................. 2.89          08/25/05               2,211,738
                        8,000,000      U.S. Treasury Bills................. 2.90          08/25/05               7,984,533
                       40,000,000      U.S. Treasury Bills................. 2.92          08/25/05             39,922,267
                       25,000,000      U.S. Treasury Bills................. 2.93          09/08/05              24,922,812
                       50,000,000      U.S. Treasury Bills................. 2.94          09/08/05              49,844,992
                       50,291,000      U.S. Treasury Bills................. 2.95          09/08/05              50,134,399
                       50,000,000      U.S. Treasury Bills................. 2.96          09/08/05              49,843,857
                      150,000,000      U.S. Treasury Bills................. 2.94          09/15/05             149,449,375
                       50,000,000      U.S. Treasury Bills................. 3.11          09/22/05              49,775,244
                       25,000,000      U.S. Treasury Bills................. 3.08          09/29/05              24,873,949
                       50,000,000      U.S. Treasury Bills................. 3.12          09/29/05              49,744,661
                      186,877,000      U.S. Treasury Notes................. 6.50          08/15/05             187,126,038
                      110,000,000      U.S. Treasury Notes................. 2.00          08/31/05             109,902,005
                          250,000      U.S. Treasury Notes................. 1.63          09/30/05                 249,287
                        3,000,000      U.S. Treasury Notes................. 5.75          11/15/05               3,018,399
                       10,000,000      U.S. Treasury Notes................. 1.88          01/31/06               9,912,500
                       25,000,000      U.S. Treasury Notes................. 1.63          02/28/06              24,700,200
                        5,000,000      U.S. Treasury Notes................. 4.63          05/15/06               5,029,490
---------------------------------------------------------------------------------------------------------------------------
                                       TOTAL INVESTMENTS -- 99.6%
                                       (COST $1,367,053,972)...............                                  1,366,906,100
---------------------------------------------------------------------------------------------------------------------------
                                       OTHER ASSETS LESS LIABILITIES -- 0.4%                                     6,130,850
---------------------------------------------------------------------------------------------------------------------------
                                       NET ASSETS -- EQUIVALENT TO $1.00
                                       PER SHARE ON 1,373,184,822
                                       SHARES OF BENEFICIAL INTEREST
                                       OUTSTANDING -- 100.0%...............                                $ 1,373,036,950
===========================================================================================================================

Note--Costs for federal income tax purposes are the same as those shown above. At July 31, 2005, net unrealized depreciation amounted to $147,872 and is comprised of $0 in appreciation and $147,872 in depreciation.

* U.S. Treasury Bills are purchased on a discount basis; the interest rate shown is the discount paid at the time of purchase by the Fund.

    U.S. Treasury Notes bear interest at the rates shown, payable at fixed dates or upon maturity.

-----------------------------------------------------------------------------------------------------------------
MERRILL LYNCH INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------
  FACE AMOUNT                                          MONEY MARKET FUNDS                             VALUE
-----------------------------------------------------------------------------------------------------------------
$ 13,750,102,934              Master Institutional Tax-Exempt Fund........................      $ 13,750,102,934
-----------------------------------------------------------------------------------------------------------------
                              TOTAL MONEY MARKET FUNDS....................................        13,750,102,934
-----------------------------------------------------------------------------------------------------------------
                              TOTAL INVESTMENTS -- 100.2%.................................        13,750,102,934
-----------------------------------------------------------------------------------------------------------------
                              LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.2%).............           (24,527,541)
-----------------------------------------------------------------------------------------------------------------
                              NET ASSETS -- 100.0%........................................      $ 13,725,575,393
=================================================================================================================

Item 2 - Controls and Procedures

2(a)- The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b)- There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

         Certifications - Attached hereto

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

           Merrill Lynch Funds for Institutions Series and Master Institutional Money Market Trust

           By:    /s/ Robert C. Doll, Jr.
                  -----------------------
                  Robert C. Doll, Jr.,
                  Chief Executive Officer
                  Merrill Lynch Funds for Institutions Series and Master Institutional Money Market Trust

           Date: September 23, 2005

           Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

           By:    /s/ Robert C. Doll, Jr.
                  -----------------------
                  Robert C. Doll, Jr.,
                  Chief Executive Officer
                  Merrill Lynch Funds for Institutions Series and Master Institutional Money Market Trust

           Date: September 23, 2005

           By:    /s/ William Breen
                  -----------------
                  William Breen,
                  Chief Financial Officer
                  Merrill Lynch Funds for Institutions Series and Master Institutional Money Market Trust

           Date: September 23, 2005